Other Receivables	6 Months Ended
Mar. 31, 2022
Receivables [Abstract]
OTHER RECEIVABLES	NOTE 5 – OTHER RECEIVABLES
	March 31,	September 30,
	2022	2021
Deposits for project bidding and others	$554,866	$402,947
Other receivables	145,470	72,846
Total	$700,336	$475,793